Note 27 - Financial Instruments - Schedule of Derivate Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Derivative instrument assets, current		$ 11,770	$ 20,158
Derivative instrument assets, non-current		2,460	8,339
Total derivative instrument assets		14,230	28,497
Derivative instrument liabilities, current	[1]	2,959	9,537
Derivative instrument liabilities, non-current	[2]	990	3,141
Total derivative instrument liabilities		3,949	12,678
Foreign exchange contracts [member]
Statement Line Items [Line Items]
Derivative instrument assets, current		7,708	13,780
Derivative instrument assets, non-current		550	5,593
Derivative instrument liabilities, current		22	0
Derivative instrument liabilities, non-current		984	0
Fuel hedge contracts [member]
Statement Line Items [Line Items]
Derivative instrument assets, current		3,369	4,910
Derivative instrument assets, non-current		852	2,746
Derivative instrument liabilities, current		0	401
Derivative instrument liabilities, non-current		6	1,381
RGLD deliverables [member]
Statement Line Items [Line Items]
Derivative instrument assets, current	[3]	0	1,468
Derivative instrument liabilities, current	[3]	0	57
Copper contracts [member]
Statement Line Items [Line Items]
Derivative instrument assets, current		693	0
Derivative instrument assets, non-current		1,058	0
Derivative instrument liabilities, current		2,937	9,079
Derivative instrument liabilities, non-current		$ 0	$ 1,760

[1]	Relates to the diesel, foreign exchange and copper hedging contracts (note 27).
[2]	Relates to the diesel, foreign exchange and copper hedging contracts (note 27).
[3]	Relates to Royal Gold deliverables which are gold and copper forward contracts for gold ounces and copper pounds payable to Royal Gold.